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AGFiQ U.S. Market Neutral Anti-Beta Fund
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investment Objective
The Fund seeks to provide a consistent negative beta exposure to the U.S. equity market.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold, and sell shares in the Fund. You may also pay transaction costs, such as brokerage commissions and other fees to financial intermediaries, on the purchase and sale of Fund shares, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	AGFiQ U.S. Market Neutral Anti-Beta Fund AGFiQ U.S. Market Neutral Anti-Beta Fund
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.61%
Dividend, Interest and Brokerage Expenses on Short Positions	1.09%
Total Annual Fund Operating Expenses	2.06%
Fee Waiver and Expense Reimbursement	(0.52%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.54%	[1]
[1]	The Fund’s investment adviser, AGF Investments LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.45% of average net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement. This agreement will remain in effect until November 1, 2025, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
AGFiQ U.S. Market Neutral Anti-Beta Fund | AGFiQ U.S. Market Neutral Anti-Beta Fund | USD ($)	157	486	956	2,257

The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years. Therefore, only the first three years of the expenses for the 5 year and 10 year periods reflect the contractual fee waiver/expense reimbursement arrangement.

Portfolio Turnover
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 321% of the average value of its portfolio.

Principal Investment Strategies
In seeking to achieve its investment objective, the Fund will invest primarily in long positions in low beta U.S. equities and short positions in high beta U.S. equities on a dollar neutral basis, within sectors. The Fund will construct a dollar neutral portfolio of long and short positions of U.S. equities by investing primarily in the constituent securities of the Dow Jones U.S. Thematic Market Neutral Low Beta Index (the “Index”) in approximately the same weight as they appear in the Index, subject to certain rules-based adjustments described below. The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, if the Fund’s long positions have increased more than its short positions, the Fund would generate a positive return, but if the long positions increased less than the short positions, the Fund would generate a negative return. Conversely, if the Fund’s short positions have increased more than its long positions, the Fund would generate a negative return; but if the short positions increased less than the long positions, the Fund would generate a positive return. The Fund is an actively-managed exchange-traded fund (“ETF”).
The universe for the Index is comprised of the top 1,000 eligible securities by market capitalization, including real estate investment trusts (“REITs”) (the “universe”). Eligible securities are those that are in the top 1,000 securities by market capitalization in the Dow Jones U.S. Index, which satisfy certain minimum average daily trading volumes, as determined by the Index provider. The securities in the universe are categorized as belonging to one of 11 sectors as defined by the Global Industry Classification Standard (GICS). The Index maintains sector neutrality by determining a defined number of constituent issuers from each sector based on the proportion that each sector makes up in the composition of the universe. The Index identifies approximately the 20% of securities with the lowest betas within each sector as equal-weighted long positions and approximately the 20% of securities with the highest betas within each sector as equal-weighted short positions.
Beta measures the relative volatility of the value of a security compared with that of a market index. The Fund’s beta is calculated using the historical returns of the S&P 500 Index (the “market index” for the Fund). A stock’s beta is based on its sensitivity to weekly market movements over the last 52 weeks as measured by its price movements relative to those of the market index. High beta stocks are those stocks that have a higher combination of correlation and volatility relative to the market index, and low beta stocks are those stocks that have a lower combination of correlation and volatility relative to the market index.
In addition, the Fund at times may elect to invest in a representative sample of the long and short positions in the Index or in other constituents in the universe.
The Index and Fund will be reconstituted on a quarterly basis. At such time, the Index will be reset to dollar neutrality (i.e., equal dollar amounts of both long and short positions). Although the Fund is actively managed and is not required to track or replicate the Index, the Fund generally expects to reconstitute in tandem with the Index except in the following instances:
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If the quarterly reconstitution creates exposure to such factors which may impact the Fund’s risk or leverage profile, including but not limited to, momentum and/or leverage. At each quarterly reconstitution, to eliminate undesired risk exposures, the Fund will apply a rules-based methodology to neutralize its exposure to certain risk factors. More specifically, if the Fund’s exposure to factors such as momentum falls outside a pre-defined range, the Fund intends to adjust the way in which beta is calculated for each security in the universe, which in these instances may differ from the Index. This portfolio construction process may result in the Fund holding securities that are in the universe but not in the Index.

•
To remain in compliance with applicable regulatory requirements. For example, if the Fund’s value at risk (VAR) exceeds regulatory limits, the Fund will reduce its gross leverage to comply with applicable regulatory requirements.

The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in long and short equity securities of U.S. issuers, which may include long and short exposure to such issuers through derivatives. The Fund may use derivatives, including swap agreements and futures contracts, consistent with its investment objective and may also invest in money market instruments, including but not limited to, money market funds.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund is not a complete investment program and is designed for inclusion in a diversified investment portfolio. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a loss from both its long and short positions.
Single Factor Risk: The Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Fund is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.
Anti-Beta Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.
Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.
Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest betas within each sector) outperforms the long portfolio (made up of the securities with the lowest betas within each sector), the performance of the Fund would be negatively affected. Short sales also may be subject to operational and legal risk. In addition, when the Fund is selling a stock short, it may maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral requirements. As a result, the Fund may maintain high levels of cash or liquid assets and will not be fully invested.
ETF Risks
Authorized Participants Concentration Risk: Only a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (as defined below) (an “Authorized Participant”) may purchase and redeem Shares directly from the Fund. The Fund has a limited number of Authorized Participants. To the extent Authorized Participants cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.
Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days.
Premium/Discount and Bid/Ask Risk: Fund shares may trade at prices that are above or below NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of an investment in the Fund.
Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.
Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests, and can be subject to increased market risk. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction. Derivatives also may create risks involving the liquidity demands that derivatives can create to make payments to counterparties and may be subject to operational and legal risk.
Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as changing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the NAV of the Fund’s shares. Although the precise and future impact of the COVID-19 pandemic remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term, may exacerbate pre-existing risks to the Fund and may adversely affect the performance of the Fund.
Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.
Large-Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
Leverage Risk: The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than its NAV by a significant amount, i.e., use leverage. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price. Leverage may magnify the Fund’s gains or losses.
Liquidity Risk: Liquidity risk exists when investments are difficult to purchase, sell or price accurately. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which the Adviser valued the investment for purposes of the Fund’s NAV.
Cash Transactions Risk: The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100% per year) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.
REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.
Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Low Beta Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.agf.com. The Fund changed its investment strategy effective February 14, 2022 (“Effective Date”) from a passive, index tracking strategy relative to the Index to a rules-based, active strategy. Performance shown below for periods prior to the Effective Date is based on the investment strategy utilized by the Fund during the time period.

For the period shown in the bar chart above:
Best Quarter	(March 31, 2020)	15.57%
Worst Quarter	(December 31, 2020)	(19.03)%
The year-to-date return as of the calendar quarter ended September 30, 2022 is 14.91%.

Average Annual Total Returns (for the periods ended December 31, 2021)
Average Annual Returns - AGFiQ U.S. Market Neutral Anti-Beta Fund	1 Year	5 Years	10 Years	Inception Date
AGFiQ U.S. Market Neutral Anti-Beta Fund	(7.33%)	(1.89%)	(2.70%)	Sep. 12, 2011
After Taxes on Distributions | AGFiQ U.S. Market Neutral Anti-Beta Fund	(7.33%)	(1.95%)	(2.73%)
After Taxes on Distributions and Sale of Fund Shares | AGFiQ U.S. Market Neutral Anti-Beta Fund	(4.34%)	(1.42%)	(1.99%)
Dow Jones U.S. Thematic Market Neutral Low Beta Index	(6.62%)	(1.57%)	(1.36%)
S&P 500 Index	28.71%	26.06%	16.55%
Russell 1000 Index	26.45%	18.43%	16.54%

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.